Financial instruments by category (Details) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Financial assets at amortized cost	$ 314,150	$ 161,772
Subtotal financial assets	564,216	347,387
Non-financial assets	26,499	32,783
Total financial asset	590,715	380,170
Financial liabilities at amortized cost	716,505	577,759
Subtotal financial liabilities	716,554	577,765
Non-financial liabilities	120,882	103,597
Total financial liability	837,436	681,362
Trade And Other Payables [Member]
Statement [Line Items]
Financial liabilities at amortized cost	60,955	51,165
Subtotal financial liabilities	60,955	51,165
Non-financial liabilities	120,882	103,597
Total financial liability	181,837	154,762
Derivative Financial Instruments [Member] | Bond Futures [member]
Statement [Line Items]
Financial liabilities at amortized cost	0	0
Subtotal financial liabilities	29	6
Non-financial liabilities	0	0
Total financial liability	29	6
Level 1 Of Fair Value Hierarchy [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	236,296	185,580
Financial liabilities at fair value through profit or loss	49	6
Level 1 Of Fair Value Hierarchy [Member] | Trade And Other Payable [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 1 Of Fair Value Hierarchy [Member] | Borrowings Excluding Finance Leases [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 1 Of Fair Value Hierarchy [Member] | Derivative Financial Instruments [Member] | Bond Futures [member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	29	6
Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		35
Financial liabilities at fair value through profit or loss		0
Level 3 [Member] | Trade And Other Payable [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss		0
Level 3 [Member] | Borrowings Excluding Finance Leases [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss		0
Level 3 [Member] | Derivative Financial Instruments [Member] | Bond Futures [member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss		0
Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	13,770
Financial liabilities at fair value through profit or loss	0
Level 2 [Member] | Borrowings Excluding Finance Leases [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0
Level 2 [Member] | Derivative Financial Instruments [Member] | Bond Futures [member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0
Derivative financial instrumentsOptions on companies [Member]
Statement [Line Items]
Financial assets at amortized cost		78
Subtotal financial assets		78
Non-financial assets		0
Total financial asset		78
Derivative financial instrumentsOptions on companies [Member] | Level 1 Of Fair Value Hierarchy [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Derivative financial instrumentsOptions on companies [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Public Companies Securities [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost	0	0
Subtotal financial assets	35,305	24,484
Non-financial assets	0	0
Total financial asset	35,305	24,484
Public Companies Securities [Member] | Level 1 Of Fair Value Hierarchy [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	35,305	24,484
Public Companies Securities [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Public Companies Securities [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Bonds [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost	0	0
Subtotal financial assets	55,801	58,399
Non-financial assets	0	0
Total financial asset	55,801	58,399
Bonds [Member] | Level 1 Of Fair Value Hierarchy [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	55,801	58,399
Bonds [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Bonds [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Cash At Bank And On Hand [Member] | Cash And Cash Equivalents [member]
Statement [Line Items]
Financial assets at amortized cost	167,672	28,586
Subtotal financial assets	167,672	28,586
Non-financial assets	0	0
Total financial asset	167,672	28,586
Cash At Bank And On Hand [Member] | Level 1 Of Fair Value Hierarchy [Member] | Cash And Cash Equivalents [member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Cash At Bank And On Hand [Member] | Level 3 [Member] | Cash And Cash Equivalents [member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Cash At Bank And On Hand [Member] | Level 2 [Member] | Cash And Cash Equivalents [member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Short Term Investments [Member] | Cash And Cash Equivalents [member]
Statement [Line Items]
Financial assets at amortized cost	0	0
Subtotal financial assets	9,148	10,866
Non-financial assets	0	0
Total financial asset	9,148	10,866
Short Term Investments [Member] | Level 1 Of Fair Value Hierarchy [Member] | Cash And Cash Equivalents [member]
Statement [Line Items]
Financial assets at fair value through profit or loss	9,148	10,866
Short Term Investments [Member] | Level 3 [Member] | Cash And Cash Equivalents [member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Short Term Investments [Member] | Level 2 [Member] | Cash And Cash Equivalents [member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member]
Statement [Line Items]
Financial assets at amortized cost	141,068	125,419
Subtotal financial assets	141,068	125,419
Non-financial assets	26,499	32,783
Total financial asset	167,567	158,202
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 1 Of Fair Value Hierarchy [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Foreign Currency Future Contracts [member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial liabilities at amortized cost	0
Subtotal financial liabilities	20
Non-financial liabilities	0
Total financial liability	20
Foreign Currency Future Contracts [member] | Level 1 Of Fair Value Hierarchy [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	20
Foreign Currency Future Contracts [member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0
Trade And Other Payables [Member] | Level 2 [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0
Others [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost	5,410	7,689
Subtotal financial assets	22,992	14,242
Non-financial assets	0	0
Total financial asset	22,992	14,242
Others [Member] | Level 1 Of Fair Value Hierarchy [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	3,812	6,518
Others [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		35
Others [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	13,770
Mutual funds [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost	0	0
Subtotal financial assets	132,230	85,313
Non-financial assets	0	0
Total financial asset	132,230	85,313
Mutual funds [Member] | Level 1 Of Fair Value Hierarchy [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	132,230	85,313
Mutual funds [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Mutual funds [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Borrowings [Member]
Statement [Line Items]
Financial liabilities at amortized cost	647,128	511,329
Subtotal financial liabilities	647,128	511,329
Non-financial liabilities	0	0
Total financial liability	647,128	511,329
Lease Liabilities [Member]
Statement [Line Items]
Financial liabilities at amortized cost	8,422	15,265
Subtotal financial liabilities	8,422	15,265
Non-financial liabilities	0	0
Total financial liability	8,422	15,265
Lease Liabilities [Member] | Level 1 Of Fair Value Hierarchy [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Lease Liabilities [Member] | Level 3 [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss		$ 0
Lease Liabilities [Member] | Level 2 [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	$ 0